Commission and Fee Income (Tables)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	59	10	65	6	1	(1)	141
Commissions for assets under management	4	0	88	844	(0)	0	936
Commissions for other securities	106	0	10	0	0	0	117
Underwriting and advisory fees	9	566	3	0	0	(15)	564
Brokerage fees	5	66	318	22	25	1	437
Commissions for local payments	112	1	151	0	0	3	267
Commissions for foreign commercial business	111	6	25	0	0	(1)	142
Commissions for foreign currency/exchange business	2	0	1	0	0	(0)	3
Commissions for loan processing and guarantees	135	79	74	0	2	0	290
Intermediary fees	2	(1)	191	0	0	2	194
Fees for sundry other customer services	62	128	12	27	(0)	1	230
Total fee and commissions income	608	855	940	899	27	(8)	3,321
Gross expense							(747)
Net fees and commissions							2,574

.

	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	63	4	57	6	0	(1)	129
Commissions for assets under management	5	0	79	734	0	0	818
Commissions for other securities	110	(0)	8	0	0	0	117
Underwriting and advisory fees	5	418	3	0	0	(14)	413
Brokerage fees	2	60	256	20	31	5	375
Commissions for local payments	105	(2)	220	(0)	0	(1)	322
Commissions for foreign commercial business	99	6	26	0	0	(1)	130
Commissions for foreign currency/exchange business	1	0	2	0	0	(0)	2
Commissions for loan processing and guarantees	126	43	71	0	3	1	244
Intermediary fees	2	0	188	0	0	2	193
Fees for sundry other customer services	62	69	12	29	1	0	173
Total fee and commissions income	580	598	922	788	36	(6)	2,917
Gross expense							(690)
Net fees and commissions							2,227

	Six months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	120	23	128	11	2	(2)	283
Commissions for assets under management	8	0	176	1,660	(0)	0	1,844
Commissions for other securities	201	(0)	21	1	0	0	222
Underwriting and advisory fees	21	1,151	9	0	(0)	(30)	1,151
Brokerage fees	12	129	715	40	58	(0)	954
Commissions for local payments	221	2	385	0	0	4	612
Commissions for foreign commercial business	221	11	50	0	0	(1)	280
Commissions for foreign currency/exchange business	4	0	3	0	0	(0)	6
Commissions for loan processing and guarantees	275	130	151	0	3	2	560
Intermediary fees	7	1	387	0	0	6	402
Fees for sundry other customer services	134	242	23	59	2	2	461
Total fee and commissions income	1,223	1,689	2,046	1,771	65	(19)	6,776
Gross expense							(1,463)
Net fees and commissions							5,313

	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank[1]	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	124	6	116	12	0	(1)	257
Commissions for assets under management	10	1	159	1,518	(0)	0	1,688
Commissions for other securities	185	0	16	0	0	0	202
Underwriting and advisory fees	15	859	8	0	(0)	(15)	866
Brokerage fees	8	143	615	38	70	2	876
Commissions for local payments	227	0	475	(0)	0	(0)	701
Commissions for foreign commercial business	203	13	52	0	0	(1)	267
Commissions for foreign currency/exchange business	2	0	4	0	0	(0)	6
Commissions for loan processing and guarantees	247	94	153	0	5	3	501
Intermediary fees	7	1	313	0	0	7	328
Fees for sundry other customer services	138	131	21	61	3	0	353
Total fee and commissions income	1,166	1,247	1,932	1,629	78	(5)	6,046
Gross expense							(1,380)
Net fees and commissions							4,666